Organizational and Basis of Presentation (Details) - Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders	12 Months Ended
Dec. 31, 2023
Pheton (BVI) Ltd [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Nov. 22, 2022
Place of incorporation	British Virgin Islands
Ownership	100% owned by Pheton
Principle activities	Investment holding
Pheton (HK) Limited [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Dec. 14, 2022
Place of incorporation	Hong Kong
Ownership	100% owned by Pheton BVI
Principle activities	Investment holding
Beijing Jinruixi Medical Technology Co., Ltd [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Mar. 15, 2023
Place of incorporation	Mainland China
Ownership	100% owned by Pheton HK
Principle activities	Investment holding
Beijing Feitian Zhaoye Technology Co., Ltd. [Member]
Schedule of Reorganization of Entities under the Common Control of its then-Existing Shareholders [Line Items]
Date of incorporation	Dec. 17, 1998
Place of incorporation	Mainland China
Ownership	100% owned by Jinruixi
Principle activities	Healthcare solution